Offerings - Offering: 1	Aug. 19, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 49,957,640.77
Amount of Registration Fee	$ 7,648.51
Offering Note	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the offer to purchase up to $49,957,640.77 of JPMorgan Private Markets Fund.